Securities - (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Proceeds from sale of available-for-sale securities	$ 47.31	$ 72.44	$ 542.80
Available-for-sale securities, gross realized gains	0.95	1.70	7.67
Available-for-sale securities, gross realized losses	0.86	0.78	0.36
Securities pledged as collateral	1,132.30	1,090.37
Percentage of investment portfolio in continuous loss position	64.00%	62.00%
Federal home loan bank stock	$ 35.92	$ 28.77